Cost of sales of goods and services, without considering depreciation and amortization - Additional information (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cost of sales [Line Items]
Increase decrease in labor costs related to profit sharing	$ 130.9		$ 118.2
Increase (decrease) in labor costs for recognition of contingent liabilities related to taxes	156.2	$ 3.1	2.6
Administrative expense directly related to cost of production	32.6	44.5	45.3
Administrative Expense Related To Cost Of Production	$ 32.6	$ 44.5	$ 45.3
OSINERGMIN [Member]
Disclosure of cost of sales [Line Items]
Percentage of invoiced sales payable as royalty	0.14%	0.14%	0.14%
OEFA [Member]
Disclosure of cost of sales [Line Items]
Percentage of invoiced sales payable as royalty	0.10%	0.10%	0.10%